Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of significant related parties and their relationships
(a)Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Anhui Xinzhi Technology Co., Ltd. (“Anhui Xinzhi”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., (“Zhejiang Huanfu”)	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd. (“Xingji Meizu”)	Entity controlled by the controlling shareholder of the Company
Wuhan Xingji Meizu Technology Co., Ltd and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited (“Arteus”)	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
HaleyTek AB	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
Shenzhen U Chance Technology Co., Ltd.	Entity which is under significant influence of the Company
Smart Automobile Co., Ltd.	Entity that the controlling shareholder of the Company has significant influence
Smart (Zhejiang) Software Technology Co., Ltd. (“smart Zhejiang”)	Entity that the controlling shareholder of the Company has significant influence
ACO Tech Sdn. Bhd.	Entity which is under significant influence of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd. (“Hubei Dongjun”)	Entity which is under significant influence of the Company before consolidation in July 2024 (Note 3.b)

(b)Significant transactions with related parties, except transactions disclosed elsewhere in these consolidated financial statements:
Contractual arrangements with Zhejiang Huanfu
In 2023 and 2024, the Group licensed certain intellectual property to Zhejiang Huanfu to enable it to perform certain data-related services (Including TSP maintenance service) and also provided technical consulting services to
Zhejiang Huanfu on the development of telematics products and licensed certain intellectual property to Zhejiang Huanfu on information security of telematics service. Details of transactions with Zhejiang Huanfu are included below.
Contractual arrangements with Hubei ECARX
In 2023, in connection with the Group’s autonomous driving systems, the Group engaged Hubei ECARX for an autonomous driving compliance and cloud data compliance service after having compared the pricing terms with the quotations obtained from other unrelated third-party vendors. Under this contract, Hubei ECARX is responsible for (i) the collection and storage of general sensor data (as opposed to surveying and mapping data); (ii) the desensitization of such data in a regulation compliant environment; and (iii) the provision of the desensitized data to the Company for its ADAS/autonomous driving products and technologies. Amount paid to Hubei ECARX for these services and interest income from loan are disclosed below. Details of transactions with Hubei Ecarx are included below.
Contractual arrangements with DreamSmart and its subsidiary Xingji Meizu
In addition to the disclosure in Note 9, the Group had significant transaction arrangements with DreamSmart and its subsidiary Xingji Meizu as noted below:
In 2023, the Group entered into a strategic cooperation agreement and a licensing agreement with Xingji Meizu, an indirect subsidiary of DreamSmart, pursuant to which, the Group licensed certain intellectual properties to Xingji Meizu for the development of the Flyme Auto intelligent cockpit solutions. In addition, the Group obtained certain rights to distribute the Flyme Auto intelligent cockpit solutions worldwide for three years with a total licensing fee of RMB150,000 (equivalent to US$21,020) in installments. In May 2025, the Group and Xingji Meizu entered into an amendment agreement and agreed to extend the license for an additional term of 8 years to November 2033 on an exclusive basis for no additional consideration.
During 2023 to 2025, the Group entered into several technology development entrustment agreements with Xingji Meizu, under which Xingji Meizu was engaged to provide software development, system integration, testing, and related technical services in connection with certain intelligent cockpit software projects for end customers.
In September 2023, the Group entered into a loan agreement with Xingji Meizu, pursuant to which, the Group provided a loan to Xingji Meizu in an amount of US$27,413 with an interest rate of 4.20% per annum, which was fully repaid in December 2023. In August 2025, the Group provided a loan to Xingji Meizu amounting to US$6,880 for working capital and general corporate purposes. The loan bears interest at 4.06% per annum, calculated based on the actual number of days outstanding, and has a one‑year term ending in August 2026, subject to customary acceleration events.
In December 2025, the Group entered into a production procurement framework agreement with Xingji Meizu for a one-year term. The framework agreement has a one‑year term and does not commit to any minimum purchase volume.

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues (i):
Sales of goods revenues	383,228	531,994	622,115
Automotive computing platform	379,382	531,416	621,422
Including:
Automotive computing platform to Zhejiang Huanfu	148	—	—
Automotive computing platform to Hubei Ecarx	1	—	—
SoC Core Modules	58	224	63
Automotive merchandise and other products	3,788	354	630
Software license revenues	41,389	34,332	27,555
Including: Software license to Zhejiang Huanfu	11,292	5,550	—
Including: Software license to Xingji Meizu	2,117	—	—
Service revenues	127,693	116,660	108,120
Automotive computing platform – Design and development service	94,398	78,020	63,518
Including: Automotive computing platform – Design and development service to Zhejiang Huanfu	—	13,458	—
Including: Automotive computing platform – Design and development service to Xingji Meizu	—	—	2,778
Connectivity service	28,139	34,102	36,356
Other services	5,156	4,538	8,246
Including: Other services to Zhejiang Huanfu	620	15	—
Total	552,310	682,986	757,790

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Purchase of products and services (ii)	89,732	157,588	309,303
Including:
–Purchase of products and services from Zhejiang Huanfu (ii)	14,398	3,485	697
–Purchase of products and services from Hubei Ecarx (ii)	467	2,524	1,065
–Purchase of products and services from Xingji Meizu (ii)	386	16,456	23,227
Rental of office space (ii)	652	778	672
Other income (vi)	1,009	—	—
Interest income on loans due from related parties (iii)	748	62	150
- Interest income from Xingji Meizu	253	—	96
Interest income on loans due from Hubei ECARX (v)	1,504	1,561	2,128
Interest expense on borrowings due to related parties (iv)	1,717	2,165	1,818
Loans and advances to related parties (iii)	29,433	1,488	11,371
- Loans to Xingji Meizu (iii)	27,413	—	6,880
Cash collection of loans to related parties and advances to related parties (iii)	29,388	2,439	5,832
- Cash collection of loans to Xingji Meizu (iii)	27,413	—	—
Borrowings from related parties (iv)	44,458	83,381	188,495
Repayments of borrowings from related parties (iv)	44,458	62,360	153,972
Debt assignment and offset with related parties (iv)	—	—	29,415
Acquisition of software license rights from Xingji Meizu (vii)	21,020	—	—
Advances from related parties (viii)	—	—	15,759
Prepayments to related parties (viii)	—	—	26,504
(c)Balances with related parties:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable – related parties, net (i)	187,330	185,536
Amounts due from related parties (ii)(iii)(v)(viii)	5,007	53,737
Other non-current assets – related parties (v)	36,403	—
Accounts payable – related parties (ii) (vii)	69,967	104,483
Amounts due to related parties (ii)(iv)(viii)	24,071	54,648
Contract liabilities - current (i)	20,493	7,325
Contract liabilities - noncurrent (i)	5,084	10
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(i)The Group sold automotive computing platform products, merchandise and other products, software licenses and provided related technology development services, connectivity service, and other consulting services to a number of related parties. Among these, the Group sold automotive computing platform products, licensed the intellectual property related to TSP software and provided related technology development services and other consulting services to Zhejiang Huanfu. Accounts receivable, net due from related parties arising from sales of products and provision of services were US$187,330 and US$185,536 as of December 31, 2024 and 2025, respectively. Contract liabilities, current and contract liabilities, noncurrent were US$20,493 and US$7,325 and US$5,084 and US$10 as of December 31, 2024 and 2025, respectively.
(ii)The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, US$5,845, US$18,072 and US$32,455 of purchase of raw materials were recorded as inventories as of December 31, 2023, 2024 and 2025, respectively; US$77,163, US$123,082 and US$266,615 were recorded in cost of revenues for the years ended December 31, 2023, 2024 and 2025, respectively; US$6,724, US$16,434 and US$10,233 were recorded in operating expenses for the years ended December 31, 2023, 2024 and 2025, respectively. The Group purchased raw materials, technology development services and TSP maintenance service from Zhejiang Huanfu, of which, US$14,339, US$3,484 and US$629 were recorded in cost of revenues for the years ended December 31, 2023, 2024 and 2025, respectively; and US$59, US$1 and US$68 were recorded in operating expenses for the years ended December 31, 2023, 2024 and 2025, respectively. The Group also purchased research and development service from Hubei Ecarx of which, nil, US$288 and US$614 were recorded in cost of revenues, US$467, US$2,236 and US$451 were recorded in operating expenses for the years ended December 31, 2023 2024 and 2025, respectively. The Group also purchased raw materials, software and research and development services from Xingji Meizu, of which, nil, US$8,557 and US$18,103 were recorded in cost of revenues, US$386, US$7,899 and US$5,124 were recorded in operating expenses for the years ended December 31, 2023, 2024 and 2025, respectively. The Group has rented office space from related parties, pursuant to which, the Group recorded rental expenses of US$652, US$778 and US$672 in operating expenses for the years ended December 31, 2023, 2024 and 2025, respectively.

Accounts payable to related parties includes payables arising from purchase of raw materials and services of US$63,493 and US$104,483, and amount due from related parties includes prepayments arising from purchase of raw materials and services of US$3,645 and US$10,169 as of December 31, 2024 and 2025, respectively. Amounts due to related parties includes payables arising from purchase of technical services and logistics services of US$1,730 and US$10,174 as of December 31, 2024 and 2025, respectively.
(iii)The Group provided loans of US$29,433, US$1,488 and US$11,371 to related parties, and received repayments of US$29,388, US$2,439 and US$5,832 from related parties for the years ended December 31, 2023, 2024 and 2025 respectively. Interest incomes on loans due from related parties were US$748, US$62 and US$150 for the years ended December 31, 2023, 2024 and 2025, respectively.
As of December 31, 2024 and 2025, loans and interest receivables from related parties was US$1,362 and US$7,024, respectively.
(iv) In January 2023, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of US$44,458 with an interest rate of 4.1% per annum, which was fully repaid in December 2023.

In January 2024, ECARX (Hubei) Tech obtained renewed US$41,832 loan from Geely Group. In June 2024, US$13,697 out of the loan was repaid, the remaining US$28,135 loan was fully repaid on December 31, 2024.

During 2025, ECARX (Hubei) Tech also obtained US$84,084 loan from Geely Group and was fully repaid before December 31, 2025.

In January 2025, ECARX (Hubei) Tech obtained a renewed loan in an amount of US$27,252 loan from Geely Group bearing interest rate of 3.9% per annum. In March 2025, the Group entered into a debt assignment and offset agreement with Geely Group and its subsidiaries with respect to assignment and offset of the loan and accounts receivable from Geely Group and its subsidiaries amounting to US$4,919. In September 2025, the Group entered into another debt assignment and offset agreement with Geely Group and Hubei ECARX with respect to assignment and offset of the loan due to Geely Group and loan due from Hubei ECARX amounting to US$24,496. Following these offsets, the loan due to Geely group was fully cleared and no balance remained as at December 31, 2025.

In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6.0% per annum. In October 2024, the interest rate was reduced to 4.8% per annum and the factoring limits were increased from US$20,528 to US$35,035 (Note 5). The Group received US$41,549 in aggregate from the finance company, and US$20,528 was repaid during the year of 2024. During 2025, the interest rate was increased to 5.0% per annum, while the factoring limit remained unchanged. The Group received US$77,159 in aggregate from the finance company, of which US$69,888 was repaid prior to December 31, 2025. The remaining balances were US$21,021 and US$28,292 as of December 31, 2024 and 2025, respectively.

Interest expense on borrowings from related parties were US$1,717, US$2,165 and US$1,818 for the years ended December 31, 2023, 2024 and 2025, respectively.
The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was US$1,320 and US$423 as of December 31, 2024 and 2025, respectively.

(v)As of December 31, 2024, the balance of other non-current assets due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of US$32,090, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of US$39,822 and an effective annual interest rate of 5.0%. Pursuant to the debt assignment and offset agreement noted in (iv) above, the Group waived a debt of US$873 owed by Hubei ECARX, as a result, amounts due from Hubei ECARX of US$10,040 was included within amounts due from related parties as of December 31, 2025. Interest incomes on loans due from related parties were US$1,504, US$1,561 and US$2,128 for the years ended December 31, 2023, 2024 and 2025 respectively.

In March 2024, the Group provided software licenses to smart Zhejiang for a total consideration of US$6,748 which is due in three equal annual installments. As of December 31, 2024, amounts due from smart Zhejiang, representing the net present value of the long-term receivables from smart Zhejiang with an effective annual interest rate of 3.95%, of which US$1,862 was included within accounts receivable – related parties and US$4,313 was recorded as other non-current assets – related parties. As of December 31, 2025, US$4,873 was included within accounts receivable - related parties, with the repayment date advanced to June 30, 2026 pursuant to the supplementary agreement.
(vi)Other income from related parties represents the amounts due from Arteus for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus Group Limited. In June 2023, ECARX signed an assignment of rights agreement with Arteus and DreamSmart. The amounts due from Arteus were assigned to DreamSmart, all of which were settled as of December 31, 2024.
(vii)In November 2023, the Group entered into a licensing agreement with Xingji Meizu, pursuant to which, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell these software worldwide for three years. The consideration is due by three equal annual installments of US$7,007. As of December 31, 2024, amounts due to Xingji Meizu of US$6,474 was included within accounts payable – related parties. In May 2025, the Group entered into a modification agreement with Xingji Meizu, both parties agree to extend the license for additional 8 years from the modification date to November 2033 on an exclusive basis for no additional consideration, and the remaining installments were fully paid during the year ended December 31, 2025.
(viii)In November 2025, the Group received US$15,759 from a customer – a subsidiary of Geely Group, as procurement support funds to secure supply chain continuity, which was included in amounts due to related parties as of December 31, 2025. Amid a global shortage of memory chips at year-end, the Group made prepayments totaling US$26,504 to Xingji Meizu, to ensure the supply of critical chips and prevent delivery disruptions to Geely Group, prompting the Group to obtain temporary funding from Geely Group to support supply chain stability, which was included in amounts due from related parties as of December 31, 2025.